INVESTMENTS - Balance Sheet Classification (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Total debt securities	$ 1,676	$ 1,175
Trading Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	45	41
Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	1,631	1,134
Marketable securities | Trading Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	45	41
Marketable securities | Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	1,260	914
Other noncurrent assets | Trading Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	0	0
Other noncurrent assets | Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Total debt securities	$ 371	$ 220